Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
The Company uses derivative instruments to manage the risk of changes in interest rates and foreign exchange rates, arising from both its business operations and economic conditions. Specifically, the Company enters into derivative instruments to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and cash payments, the values of which are driven by interest rates, principally relating to the Company’s investments and borrowings. Additionally, the Company’s foreign operations expose the Company to fluctuations in foreign interest rates and exchange rates. The Company enters into derivative instruments to protect the value or fix certain of these foreign denominated amounts in terms of its functional currency, the U.S. dollar. Derivative instruments used in the Company’s risk management activities may be designated as qualifying hedge accounting relationships (“designated hedges”) or otherwise used for economic hedging purposes (“non-designated hedges”).
Fair value of derivative assets and derivative liabilities were as follows:

	March 31, 2019			December 31, 2018
(In thousands)	Designated Hedges	Non-Designated Hedges	Total	Designated Hedges	Non-Designated Hedges	Total
Derivative Assets
Foreign exchange contracts	$25,819	$907	$26,726	$31,127	$1,069	$32,196
Interest rate contracts	237	157	394	862	500	1,362
Performance swaps	—	2,622	2,622	—	—	—
Included in other assets	$26,056	$3,686	$29,742	$31,989	$1,569	$33,558
Derivative Liabilities
Foreign exchange contracts	$6,965	$891	$7,856	$6,193	$211	$6,404
Interest rate contracts	55	185,519	185,574	—	126,404	126,404
Forward contracts	—	111,284	111,284	—	—	—
Included in accrued and other liabilities	$7,020	$297,694	$304,714	$6,193	$126,615	$132,808

Certain counterparties to the derivative instruments require the Company to deposit cash or other eligible collateral. The Company had $41.4 million and $0.8 million of cash collateral on deposit as of March 31, 2019 and December 31, 2018, respectively, included in other assets.
Foreign Exchange Contracts
The following table summarizes the aggregate notional amounts of designated and non-designated foreign exchange contracts in place at March 31, 2019, along with certain key terms:

Hedged Currency	Instrument Type	Notional Amount (in thousands)		FX Rates ($ per unit of foreign currency)	Range of Expiration Dates
		Designated	Non-Designated
EUR	FX Collar	€84,050	€613	Min $1.06 / Max $1.53	October 2019 to November 2020
GBP	FX Collar	£40,228	£1,962	Min $1.45 / Max $1.82	June 2019 to December 2019
EUR	FX Forward	€476,530	€10,803	Min $1.10 / Max $1.38	April 2019 to February 2024
GBP	FX Forward	£90,445	£26,490	Min $1.24 / Max $1.33	May 2019 to December 2020

Designated Net Investment Hedges
The Company’s foreign denominated net investments in subsidiaries or joint ventures were €652.4 million and £232.7 million, or a total of $1.0 billion at March 31, 2019, and €614.0 million and £235.7 million, or a total of $1.0 billion at December 31, 2018.
The Company entered into foreign exchange contracts to hedge the foreign currency exposure of certain investments in foreign subsidiaries or equity method joint ventures, designated as net investment hedges, as follows:

•	forward contracts whereby the Company agrees to sell an amount of foreign currency for an agreed upon amount of U.S. dollars; and

•
    foreign exchange collars (caps and floors) without upfront premium costs, which consist of a combination of currency options with single date expirations, whereby the Company gains protection against foreign currency weakening below a specified level and pays for that protection by giving up gains from foreign currency appreciation above a specified level.
Foreign exchange contracts are used to protect the Company’s foreign denominated investments from adverse foreign currency fluctuations, with notional amounts and termination dates based upon the anticipated return of capital from the investments.
Release of accumulated other comprehensive income ("AOCI") related to net investment hedges occurs upon losing a controlling financial interest in an investment or obtaining control over an equity method investment. Upon sale, complete or substantially complete liquidation of an investment in a foreign subsidiary, or partial sale of an equity method investment, the gain or loss on the related net investment hedge is reclassified from AOCI to other gain (loss) as summarized below.

	Three Months Ended March 31,
(In thousands)	2019	2018
Designated net investment hedges:
Realized gain (loss) transferred from AOCI to earnings	$240	$2,583
Non-Designated Hedges
At the end of each quarter, the Company reassesses the effectiveness of its net investment hedges and as appropriate, dedesignates the portion of the derivative notional that is in excess of the beginning balance of its net investments. Any unrealized gain or loss on the dedesignated portion of net investment hedges is recorded in other gain (loss).

	Three Months Ended March 31,
(In thousands)	2019	2018
Non-designated net investment hedges:
Unrealized gain (loss) transferred from AOCI to earnings	$(419)	$(2,882)

Interest Rate Contracts
The Company uses various interest rate contracts, some of which may be designated as cash flows hedges, to limit its exposure to changes in interest rates on various floating rate debt obligations.
At March 31, 2019, the Company held the following interest rate contracts:

	Notional Amount (in thousands)			Strike Rate / Forward Rate
Instrument Type	Designated	Non-Designated	Index		Expiration
Interest rate swap (1)	$—	$2,000,000	3-Month LIBOR	3.39%	December 2019
Interest rate swap	$300,000	$—	1-Month LIBOR	2.15%	February 2022 to February 2024
Interest rate caps	$—	$4,427,714	1-Month LIBOR	3.0% - 4.5%	June 2019 to March 2021
Interest rate caps	€247,513	€441,151	3-Month EURIBOR	1.0% - 1.5%	October 2019 to November 2023
Interest rate caps	£—	£363,716	3-Month GBP LIBOR	1.5% - 2.5%	November 2019 to February 2020
Deliverable swap futures	$—	$14,000	(2)	(2)	June 2019

__________

(1)	Represents a forward-starting interest rate swap that has a maturity date in December 2029, with mandatory settlement at fair value in December 2019.

(2)	A consolidated sponsored investment company sold a 10-year USD deliverable swap futures contract to economically hedge the interest rate exposure on its long dated fixed rate securities.
The following table summarizes amounts recorded in other gain (loss) related to interest rate derivative contracts:

	Three Months Ended March 31,
(In thousands)	2019	2018
Unrealized gain (loss):
Non-designated interest rate contracts	$(59,526)	$56,657

Forward Contracts and Performance Swaps
During December 2018 and January 2019, the Company entered into a series of forward contracts on a portfolio of shares in a real estate mutual fund with a counterparty in an aggregate notional amount of $100 million with a one year term to be settled, at the election of the Company, in cash or through delivery of the mutual fund shares. Concurrently with the forward contracts, the Company entered into a series of swap transactions with the same counterparty to pay the return of the Dow Jones U.S. Select REIT Total Return Index. The forward and swap transactions required a combined collateral deposit of $12 million, subject to daily net settlements in net fair value changes in excess of a predetermined threshold.
The forwards and swaps are not designated as hedges for accounting purposes and are subject to fair value adjustments through earnings. For the three months ended March 31, 2019, fair value loss in the forwards of $11.3 million and fair value gain on the swaps of $2.6 million are included in other gain (loss) in the Company’s statement of operations. The Company’s investment in the mutual fund is carried at fair value and is included in equity and debt investments on the balance sheet. Unrealized gain on the mutual fund shares of $11.8 million for the three months ended March 31, 2019 is included in other gain (loss).
Offsetting Assets and Liabilities
The Company enters into agreements subject to enforceable master netting arrangements with its derivative counterparties that allow the Company to offset the settlement of derivative assets and liabilities in the same currency by derivative instrument type or, in the event of default by the counterparty, to offset all derivative assets and liabilities with the same counterparty. The Company has elected not to net derivative asset and liability positions, notwithstanding the conditions for right of offset may have been met. The Company presents derivative assets and liabilities with the same counterparty on a gross basis on the consolidated balance sheets.
The following table sets forth derivative positions where the Company has a right of offset under netting arrangements with the same counterparty.

	Gross Assets (Liabilities) Included on Consolidated Balance Sheets	Gross Amounts Not Offset on Consolidated Balance Sheets		Net Amounts of Assets (Liabilities)
(In thousands)		(Assets) Liabilities	Cash Collateral Pledged
March 31, 2019
Derivative Assets
Foreign exchange contracts	$26,726	$(487)	$—	$26,239
Interest rate contracts	394	(228)	—	166
Performance swaps	2,622	(2,622)	—	—
	$29,742	$(3,337)	$—	$26,405
Derivative Liabilities
Foreign exchange contracts	$(7,856)	$487	$—	$(7,369)
Interest rate contracts	(185,574)	228	31,394	(153,952)
Forward contract	(111,284)	2,622	10,000	(98,662)
	$(304,714)	$3,337	$41,394	$(259,983)
December 31, 2018
Derivative Assets
Foreign exchange contracts	$32,196	$(1,743)	$—	$30,453
Interest rate contracts	1,362	(823)	—	539
	$33,558	$(2,566)	$—	$30,992
Derivative Liabilities
Foreign exchange contracts	$(6,404)	$1,743	$—	$(4,661)
Interest rate contracts	(126,404)	823	840	(124,741)
	$(132,808)	$2,566	$840	$(129,402)

Derivatives
The Company uses derivative instruments to manage the risk of changes in interest rates and foreign exchange rates, arising from both its business operations and economic conditions. Specifically, the Company enters into derivative instruments to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and cash payments, the values of which are driven by interest rates, principally relating to the Company’s investments and borrowings. Additionally, the Company’s foreign operations expose the Company to fluctuations in foreign interest rates and exchange rates. The Company enters into derivative instruments to protect the value or fix certain of these foreign denominated amounts in terms of its functional currency, the U.S. dollar. Derivative instruments used in the Company’s risk management activities may be designated as qualifying hedge accounting relationships (“designated hedges”) or otherwise used for economic hedging purposes (“non-designated hedges”).
Fair value of derivative assets and derivative liabilities were as follows:

	December 31, 2018			December 31, 2017
(In thousands)	Designated Hedges	Non-Designated Hedges	Total	Designated Hedges	Non-Designated Hedges	Total
Derivative Assets
Foreign exchange contracts	$31,127	$1,069	$32,196	$8,009	$975	$8,984
Interest rate contracts	862	500	1,362	—	1,168	1,168
Included in other assets	$31,989	$1,569	$33,558	$8,009	$2,143	$10,152
Derivative Liabilities
Foreign exchange contracts	$6,193	$211	$6,404	$39,101	$5,307	$44,408
Interest rate contracts	—	126,404	126,404	—	160,440	160,440
Included in accrued and other liabilities	$6,193	$126,615	$132,808	$39,101	$165,747	$204,848

Certain counterparties to the derivative instruments require the Company to deposit cash or other eligible collateral. The Company had $0.8 million and $1.9 million of cash collateral on deposit as of December 31, 2018 and 2017, respectively, included in other assets.
Foreign Exchange Contracts
The following table summarizes the aggregate notional amounts of designated and non-designated foreign exchange contracts in place at December 31, 2018, along with certain key terms:

Hedged Currency	Instrument Type	Notional Amount (in thousands)		FX Rates ($ per unit of foreign currency)	Range of Expiration Dates
		Designated	Non-Designated
EUR	FX Collar	€84,549	€114	Min $1.06/ Max $1.53	October 2019 to November 2020
GBP	FX Collar	£39,881	£2,309	Min $1.45 / Max $1.82	June 2019 to December 2019
EUR	FX Forward	€431,874	€14,944	Min $1.10 / Max $1.38	January 2019 to December 2023
GBP	FX Forward	£88,313	£26,257	Min $1.24 / Max $1.29	May 2019 to December 2020

Designated Net Investment Hedges
The Company’s foreign denominated net investments in subsidiaries or joint ventures were €614.0 million and £235.7 million, or a total of $1.0 billion at December 31, 2018, and €499.2 million, £250.6 million and NOK771.2 million, or a total of $1.1 billion at December 31, 2017.
The Company entered into foreign exchange contracts to hedge the foreign currency exposure of certain investments in foreign subsidiaries or equity method joint ventures, designated as net investment hedges, as follows:

•	forward contracts whereby the Company agrees to sell an amount of foreign currency for an agreed upon amount of U.S. dollars; and

•
    foreign exchange collars (caps and floors) without upfront premium costs, which consist of a combination of currency options with single date expirations, whereby the Company gains protection against foreign currency weakening below a specified level and pays for that protection by giving up gains from foreign currency appreciation above a specified level.

Foreign exchange contracts are used to protect the Company’s foreign denominated investments from adverse foreign currency fluctuations, with notional amounts and termination dates based upon the anticipated return of capital from the investments.
Release of accumulated other comprehensive income ("AOCI") related to net investment hedges occurs upon losing a controlling financial interest in an investment or obtaining control over an equity method investment. Upon sale, complete or substantially complete liquidation of an investment in a foreign subsidiary, or partial sale of an equity method investment, the gain or loss on the related net investment hedge is reclassified from AOCI to other gain (loss) as summarized below.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Designated net investment hedges:
Realized gain (loss) transferred from AOCI to earnings	$7,426	$(3,931)	62
Non-Designated Hedges
At the end of each quarter, the Company reassesses the effectiveness of its net investment hedges and as appropriate, dedesignates the portion of the derivative notional that is in excess of the beginning balance of its net investments. Any unrealized gain or loss on the dedesignated portion of net investment hedges is recorded in other gain (loss).

	Year Ended December 31,
(In thousands)	2018	2017	2016
Non-designated net investment hedges:
Unrealized gain (loss) transferred from AOCI to earnings	$3,726	$(3,928)	1,600

Interest Rate Contracts
The Company uses various interest rate contracts, some of which may be designated as cash flows hedges, to limit its exposure to changes in interest rates on various floating rate debt obligations.
At December 31, 2018, the Company held the following interest rate contracts:

	Notional Amount (in thousands)			Strike Rate / Forward Rate
Instrument Type	Designated	Non-Designated	Index		Expiration
Interest rate swap (1)	$—	$2,000,000	3-Month LIBOR	3.39%	December 2019
Interest rate caps	$—	$4,009,957	1-Month LIBOR	3.0% - 4.5%	January 2019 to December 2020
Interest rate caps	$—	$52,155	3-Month LIBOR	2.24%	March 2019
Interest rate caps	€247,513	€441,151	3-Month EURIBOR	0.75% - 1.5%	October 2019 to November 2023
Interest rate caps	£—	£363,716	3-Month GBP LIBOR	1.5% - 2.5%	November 2019 to February 2020
Deliverable swap futures	$—	$19,000	(2)	(2)	March 2019

__________

(1)	Represents a forward-starting interest rate swap that has a maturity date in December 2029, with mandatory settlement at fair value in December 2019.

(2)	A consolidated sponsored investment company sold a 10-year USD deliverable swap futures contract to economically hedge the interest rate exposure on its long dated fixed rate securities.
The following table summarizes amounts recorded in other gain (loss) related to interest rate derivative contracts:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Unrealized gain (loss):
Cash flow hedge ineffectiveness	$—	$—	$(401)
Non-designated interest rate contracts	33,307	(15,080)	(1,455)

Offsetting Assets and Liabilities
The Company enters into agreements subject to enforceable master netting arrangements with its derivative counterparties that allow the Company to offset the settlement of derivative assets and liabilities in the same currency by derivative instrument type or, in the event of default by the counterparty, to offset all derivative assets and liabilities with the same counterparty. The Company has elected not to net derivative asset and liability positions, notwithstanding the conditions for right of offset may have been met. The Company presents derivative assets and liabilities with the same counterparty on a gross basis on the consolidated balance sheets.
The following table sets forth derivative positions where the Company has a right of offset under netting arrangements with the same counterparty.

	Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	Gross Amounts Not Offset on Consolidated Balance Sheets		Net Amounts of Assets (Liabilities)
(In thousands)		(Assets) Liabilities	Cash Collateral Pledged
December 31, 2018
Derivative Assets
Foreign exchange contracts	$32,196	$(1,743)	$—	$30,453
Interest rate contracts	1,362	(823)	—	539
	$33,558	$(2,566)	$—	$30,992
Derivative Liabilities
Foreign exchange contracts	$(6,404)	$1,743	$—	$(4,661)
Interest rate contracts	(126,404)	823	840	(124,741)
	$(132,808)	$2,566	$840	$(129,402)

December 31, 2017
Derivative Assets
Foreign exchange contracts	$8,984	$(8,944)	$—	$40
Interest rate contracts	1,168	(4)	—	1,164
	$10,152	$(8,948)	$—	$1,204
Derivative Liabilities
Foreign exchange contracts	$(44,408)	$8,944	$—	$(35,464)
Interest rate contracts	(160,440)	4	1,900	(158,536)
	$(204,848)	$8,948	$1,900	$(194,000)